Employee Benefits (Details 3) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Present value of funded defined benefit obligation	SFr 3,087,947	SFr 3,085,625
Fair value of plan assets	(2,327,500)	(2,437,338)
Net defined benefit liability	SFr 760,447	SFr 648,287